Van Wagoner Funds Annual Report

Dear fellow shareholders:                                    december 31, 1998

1998 was a particularly strong year for the Van Wagoner Funds. The Funds significantly outpaced indices like the Russell 2000, S&P 500/R and Nasdaq Industrial.<F1>

This was the year that tried but ultimately rewarded our patience . . . a true exercise in market dynamics. The shift away from growth stocks early in the year only intensified as the depths of the Asian economic crisis became clearer. A huge liquidity squeeze took hold, sending prices tumbling without regard for fundamentals. By the third quarter, there were no safe havens; almost all stocks declined, regardless of company size or sector.

While we made some adjustments in light of economic trends, the Van Wagoner Funds remained true to their discipline. We made sure we owned what we consider classic growth stocks with innovative products, sound strategy and good management teams. We kept our portfolios positioned for the upturn we expected. And in the fourth quarter, this discipline paid off.

The Federal Reserve cut interest rates, investors grew more comfortable branching out in their equity portfolios, and dollars began moving into smaller companies with solid fundamentals. We believe this is the beginning of a true small-cap cycle that will reward investors in the growth stock sector.

While the Funds stayed true to our investment style, the stocks in our portfolios changed over the course of the year. In the first six months we held more energy and retail stocks. As the Asian crisis deepened, we reduced our exposure in the energy sector. And, after making a healthy profit over the summer, we cut back on retail stocks, based on expectations for slower spending later in the year.

Meanwhile, two of the areas we had been monitoring grew more appealing in July. When Internet stocks took a hit, we saw the opportunity to increase our holdings. And with small-cap valuations reaching what we considered rock bottom, we also grew aggressive in semiconductors and other technology sectors. The decision to add to our existing technology weightings significantly helped the Funds outperform their respective indices. Finally, we completed the diversification we had begun earlier in the year, eliminating many large portfolio positions - a strategy that affected performance positively.

From one quarter to the next, we were especially pleased with the results of our analysts' research. Over the year, nearly 95% of the companies we held met or exceeded their earnings estimates - a phenomenal record in a year where many companies missed their marks. External factors kept the prices of high performing companies down - but it was like holding a beach ball under water. When conditions turned favorable, these stocks exploded.

Now small-cap valuations remain cheap, interest rates are still low and investors are looking for companies with strong domestic growth. Those are the makings of a strong small-cap cycle . . . and we believe we have positioned the Funds to take full advantage. I want to thank you, our shareholders, for holding firm throughout a turbulent 1998. Like you, everyone on the Van Wagoner Funds investment team is a shareholder. We are pleased with the results of our efforts in 1998 and look forward to the year ahead.

Sincerely,

Garrett R. Van Wagoner

<F1> Please see page 3 for the total returns of the Funds and their respective benchmark, the S&P 500/R Index. The Russell 2000's and Nasdaq Industrial Index's total return for the quarter and one year ended 12/31/98 and average annual total return since inception (12/31/96) as of 12/31/98 were as follows:
16.31% and 26.52%; (2.55)% and 7.22%; and 9.20% and 8.85%, respectively. The
Russell 2000 is an index of the smallest 2000 companies in the Russell 3000 Index, as ranked by total market capitalization. The Russell 2000 Index is widely regarded in the industry to accurately capture the universe of small-cap stocks. The Nasdaq Industrial Index tracks the performance of domestic common stocks traded on the regular Nasdaq market and which are classified as industrial companies. As of December 31, 1998, this index included 2,866 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises. It is not possible to directly invest in an unmanaged index.


                   CAPITAL
                APPRECIATION   S&P 500 COMPOSITE
                    FUND          STOCK INDEX
-------------------------------------------------
12/31/96          $10,000           $10,000
12/31/97           10,456            13,336
12/31/98           18,630            17,147


---------------------------------------
Total Return
For the periods ended 12/31/98
---------------------------------------
One Year                         78.18%
Average Annual Since Inception   36.49%
---------------------------------------

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/96 (Commencement). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The S&P 500 Composite Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.


                               S&P 500 COMPOSITE
                 GROWTH FUND      STOCK INDEX
-------------------------------------------------
12/31/96          $10,000           $10,000
12/31/97           10,574            13,336
12/31/98           18,278            17,147


---------------------------------------
Total Return
For the periods ended 12/31/98
---------------------------------------
One Year                         72.86%
Average Annual Since Inception   35.20%
---------------------------------------

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/96 (Commencement). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The S&P 500 Composite Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.



Van Wagoner Capital Appreciation Fund
Schedule of Investments
December 31, 1998


   Number
 of Shares                                                            Value
------------                                                      ------------

             COMMON AND PREFERRED STOCKS         87.02%

             Chemicals - Specialty                0.61%
       250   ChiRex Inc. <F1>                                        $5,344
                                                                   --------

             COMMERCIAL SERVICES - BUSINESS       1.93%
     1,400   Dental Care Alliance, Inc. <F1>                         16,800
                                                                   --------

             COMMERCIAL SERVICES -
             MISCELLANEOUS                        5.91%
       200   Boron, LePore &
             Associates, Inc. <F1>                                    6,900
        50   CMGI, Inc. <F1>                                          5,325
       300   The Metzler Group, Inc. <F1>                            14,606
       200   Pediatrix Medical Group, Inc. <F1>                      11,988
     1,000   Realty Information Group, Inc. <F1>                     12,625
                                                                   --------
                                                                     51,444
                                                                   --------

             COMPUTERS - GRAPHICS                 2.43%
       750   Micromuse Inc. <F1>                                     14,625
       100   Xilinx, Inc. <F1>                                        6,512
                                                                   --------
                                                                     21,137
                                                                   --------

             COMPUTERS - INTEGRATED SYSTEMS       1.49%
       450   Apex PC Solutions, Inc. <F1>                            12,994
                                                                   --------

             COMPUTERS - LOCAL NETWORKS           5.06%
       250   3Com Corp. <F1>                                         11,203
       300   Citrix Systems, Inc. <F1>                               29,119
       100   Visual Networks, Inc. <F1>                               3,750
                                                                   --------
                                                                     44,072
                                                                   --------

             COMPUTERS - MEMORY DEVICES           4.09%
       300   EMC Corp. <F1>                                          25,500
       100   Legato Systems, Inc. <F1>                                6,594
       250   Maxtor Corp. <F1>                                        3,500
                                                                   --------
                                                                     35,594
                                                                   --------

             COMPUTERS - MINI/MICRO               2.89%
       250   Compaq Computer Corp.                                   10,484
       200   Dell Computer Corp. <F1>                                14,637
                                                                   --------
                                                                     25,121
                                                                   --------

   Number
 of Shares                                                            Value
------------                                                      ------------

             COMPUTERS - RETAIL/WHOLESALE         1.15%
       250   Emulex Corp. <F1>                                      $10,000
                                                                   --------

             COMPUTERS - SERVICES                 1.84%
       100   America Online, Inc. <F1>                               16,000
                                                                   --------

             COMPUTERS - SOftware                 4.18%
        75   EarthLink Network, Inc. <F1>                             4,275
       100   GeoTel Communications Corp. <F1>                         3,725
       250   Network Associates, Inc. <F1>                           16,563
        50   Yahoo! Inc. <F1>                                        11,847
                                                                   --------
                                                                     36,410
                                                                   --------

             COMPUTER SOFTWARE - ENTERPRISE       3.99%
       600   Best Software, Inc. <F1>                                14,250
       350   New Era of Networks, Inc.<F1>                           15,400
       250   Segue Software, Inc. <F1>                                5,063
                                                                   --------
                                                                     34,713
                                                                   --------

             COMPUTER SOFTWARE - INTERNET         6.24%
       250   Digital River, Inc. <F1>                                 8,875
       200   Exodus Communications, Inc. <F1>                        12,850
     8,772   iVillage, Inc. <F1> <F2>                                25,000
       125   MindSpring Enterprises, Inc. <F1>                        7,633
                                                                   --------
                                                                     54,358
                                                                   --------

             COMPUTER SOFTWARE - MEDICAL          4.56%
       150   Medical Manager Corp. <F1>                               4,706
     7,000   OnHealth Network Co. <F1>                               35,000
                                                                   --------
                                                                     39,706
                                                                   --------

             COSMETICS/PERSONAL CARE              0.77%
        50   Bristol-Myers Squibb Co.                                 6,691
                                                                   --------

             ELECTRICAL CONNECTORS                1.02%
       250   Level One Communications, Inc. <F1>                      8,875
                                                                   --------

             ELECTRONICS - MISCELLANEOUS
             COMPONENTS                           1.07%
       100   Solectron Corp. <F1>                                     9,294
                                                                   --------


   Number
 of Shares                                                            Value
------------                                                      ------------

             ELECTRONICS - SEMICONDUCTOR
             EQUIPMENT                            6.62%
       100   ASM Lithography Holding N.V. <F1>                       $3,050
     1,250   ATMI, Inc. <F1>                                         31,562
       100   Flextronics International Ltd. <F1>                      8,562
       100   Novellus Systems, Inc. <F1>                              4,950
       100   Teradyne, Inc. <F1>                                      4,238
       100   Veeco Instruments Inc. <F1>                              5,313
                                                                   --------
                                                                     57,675
                                                                   --------

             ELECTRONICS - SEMICONDUCTOR
             MANUFACTURING                       10.14%
       250   Actel Corp. <F1>                                         5,000
       100   Altera Corp. <F1>                                        6,088
       100   Applied Micro Circuits Corp. <F1>                        3,397
       200   Jabil Circuit, Inc. <F1>                                14,925
       100   Linear Technology Corp.                                  8,956
       100   PMC-Sierra, Inc. <F1>                                    6,313
       100   QLogic Corp. <F1>                                       13,087
       250   Semtech Corp. <F1>                                       8,969
       100   Texas Instruments, Inc.                                  8,556
       100   TranSwitch Corp. <F1>                                    3,894
       200   Vitesse Semiconductor Corp. <F1>                         9,125
                                                                   --------
                                                                     88,310
                                                                   --------

             ENERGY - ALTERNATIVE SOURCES         1.24%
       500   KTI, Inc. <F1>                                          10,812
                                                                   --------

             LEISURE - SERVICES                   0.88%
       250   Travel Services
             International, Inc. <F1>                                 7,625
                                                                   --------

             MEDICAL/DENTAL SERVICES              0.96%
       250   ICON plc ADR <F1>                                        8,375
                                                                   --------
             MEDICAL - DRUGS/DIVERSIFIED          0.86%
       100   Warner-Lambert Co.                                       7,519
                                                                   --------

             MEDICAL - PRODUCTS                   0.35%
       100   Pharmaceutical Product
             Development, Inc. <F1>                                   3,006
                                                                   --------

   Number
 of Shares                                                            Value
------------                                                      ------------

             POLLUTION CONTROL - SERVICES         1.06%
       500   Waste Connections, Inc. <F1>                            $9,187
                                                                   --------

             RESTAURANTS                          1.56%
       750   PJ America Inc. <F1>                                    13,594
                                                                   --------

             RETAIL - MAIL ORDER/DIRECT           1.84%
        50   Amazon.com, Inc. <F1>                                   16,062
                                                                   --------

             RETAIL - MISCELLANEOUS/DIVERSIFIED   0.99%
       250   Sonic Automotive, Inc. <F1>                              8,609
                                                                   --------

             TELECOMMUNICATIONS - EQUIPMENT       6.42%
     2,500   Digital Microwave Corp. <F1>                            17,109
     1,000   E-Tek Dynamics, Inc. <F1>                               26,750
       100   Nokia Corp. ADR                                         12,044
                                                                   --------
                                                                     55,903
                                                                   --------

             TELECOMMUNICATIONS - SERVICES        4.87%
     1,000   Com21, Inc. <F1>                                        21,000
       100   MCI WorldCom, Inc. <F1>                                  7,175
       200   MetroNet Communications Corp. <F1>                       6,700
       150   Qwest Communications
             International Inc. <F1>                                  7,500
                                                                   --------
                                                                     42,375
                                                                   --------

              TOTAL COMMON AND
             PREFERRED STOCKS (cost $521,633)                       757,605
                                                                   --------

 Principal
   Amount
------------

             U.S. TREASURY NOTES                  5.75%
   $50,000   U.S. Treasury Notes,
             4.625%, 12/31/00                                        50,078
                                                                   --------

             Total U.S. Treasury Notes (cost $50,101)                50,078
                                                                   --------

 Principal
   Amount                                                             Value
------------                                                      ------------
             SHORT-TERM INVESTMENTS               4.73%
   $41,000   UMB Bank, n.a. repurchase
             agreement, 4.35%, dated 12/31/98,
             repurchase price $41,020, maturing
             1/04/99 (collateralized by U.S.
             Treasury Notes, 5.875%, 2/28/99)                       $41,000
       177   UMB Bank, n.a., Money Market Fiduciary                     177
                                                                   --------

             TOTAL SHORT-TERM INVESTMENTS
             (cost $41,177)                                          41,177
                                                                   --------

             TOTAL INVESTMENTS (cost $612,911)   97.50%             848,860

             Other Assets less Liabilities        2.50%              21,748
                                                                   --------

             NET ASSETS                         100.00%            $870,608
                                                                   ========

<F1> Non-income producing
<F2> Preferred stock purchased in a private placement transaction; resale to public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.

 See notes to financial statements.



 Van Wagoner Growth Fund
 Schedule of Investments
 December 31, 1998


   Number
 of Shares                                                            Value
------------                                                      ------------

             COMMON AND PREFERRED STOCKS         90.58%

             BANKS - SUPER REGIONAL               1.72%
       200   Mellon Bank Corp.                                      $13,750
                                                                   --------

             COMMERCIAL SERVICES - BUSINESS       2.10%
     1,400   Dental Care Alliance, Inc. <F1>                         16,800
                                                                   --------

             COMMERCIAL SERVICES -
             MISCELLANEOUS                         3.39%
        50   CMGI, Inc. <F1>                                          5,325
       200   The Metzler Group, Inc. <F1>                             9,737
       200   Pediatrix Medical Group, Inc. <F1>                      11,987
                                                                   --------
                                                                     27,049
                                                                   --------

             COMPUTERS - GRAPHICS                 2.65%
       750   Micromuse Inc. <F1>                                     14,625
       100   Xilinx, Inc. <F1>                                        6,513
                                                                   --------
                                                                     21,138
                                                                   --------
             COMPUTERS - LOCAL NETWORKS           5.88%
       250   3Com Corp. <F1>                                         11,203
       100   Ascend Communications, Inc. <F1>                         6,575
       300   Citrix Systems, Inc. <F1>                               29,119
                                                                   --------
                                                                     46,897
                                                                   --------

             COMPUTERS - MEMORY DEVICES          4.44%
       250   EMC Corp. <F1>                                          21,250
       100   Legato Systems, Inc. <F1>                                6,594
       250   Seagate Technology, Inc. <F1>                            7,562
                                                                   --------
                                                                     35,406
                                                                   --------

             COMPUTERS - MINI/MICRO               4.07%
       250   Compaq Computer Corp.                                   10,484
       300   Dell Computer Corp. <F1>                                22,000
                                                                   --------
                                                                     32,484
                                                                   --------

             COMPUTERS - SERVICES                 2.00%
       100   America Online, Inc. <F1>                               16,000
                                                                   --------


   Number
 of Shares                                                            Value
------------                                                      ------------

             COMPUTERS - SOFTWARE                 4.32%
        75   EarthLink Network, Inc. <F1>                            $4,275
       100   Microsoft Corp. <F1>                                    13,869
       100   Sterling Commerce, Inc. <F1>                             4,500
        50   Yahoo! Inc. <F1>                                        11,847
                                                                   --------
                                                                     34,491
                                                                   --------

             COMPUTER SOFTWARE - ENTERPRISE       1.49%
       500   Best Software, Inc. <F1>                                11,875
                                                                   --------

             COMPUTER SOFTWARE - INTERNET         4.09%
     8,772   iVillage, Inc. <F1> <F2>                                25,000
       125   MindSpring Enterprises, Inc. <F1>                        7,633
                                                                   --------
                                                                     32,633
                                                                   --------

             COMPUTER SOFTWARE - MEDICAL          3.13%
     5,000   OnHealth Network Co. <F1>                               25,000
                                                                   --------

             CONSUMER PRODUCTS - MISCELLANEOUS    0.73%
        50   The Clorox Co.                                           5,841
                                                                   --------

             COSMETICS/PERSONAL CARE              1.41%
        50   Bristol-Myers Squibb Co.                                 6,691
        50   Proctor & Gamble Co.                                     4,566
                                                                   --------
                                                                     11,257
                                                                   --------

             ELECTRONICS - MISCELLANEOUS
             COMPONENTS                           1.16%
       100   Solectron Corp. <F1>                                     9,294
                                                                   --------

             ELECTRONICS - SEMICONDUCTOR
             EQUIPMENT                            6.43%
       100   ASM Lithography Holding N.V. <F1>                        3,050
     1,000   ATMI, Inc. <F1>                                         25,250
       100   Flextronics International Ltd. <F1>                      8,562
       100   Novellus Systems, Inc. <F1>                              4,950
       100   Teradyne, Inc. <F1>                                      4,237
       100   Veeco Instruments Inc. <F1>                              5,313
                                                                   --------
                                                                     51,362
                                                                   --------

   Number
 of Shares                                                            Value
------------                                                      ------------

              ELECTRONICS - SEMICONDUCTOR
             MANUFACTURING                       10.65%
       100   Altera Corp. <F1>                                       $6,088
       100   Applied Micro Circuits Corp. <F1>                        3,397
       200   Jabil Circuit, Inc. <F1>                                14,925
       100   Linear Technology Corp.                                  8,956
       250   Micron Technology, Inc. <F1>                            12,641
       100   PMC-Sierra, Inc. <F1>                                    6,312
        50   QLogic Corp. <F1>                                        6,544
       100   Texas Instruments, Inc.                                  8,556
       100   TranSwitch Corp. <F1>                                    3,894
       300   Vitesse Semiconductor Corp. <F1>                        13,687
                                                                   --------
                                                                     85,000
                                                                   --------

             FINANCIAL SERVICES                   1.01%
       200   The Bank of New York Company, Inc.                       8,050
                                                                   --------

             HOUSEHOLD - AUDIO/VIDEO              0.64%
        75   Philips Electronics N.V.                                 5,077
                                                                   --------

             LEISURE - SERVICES                   2.46%
       250   Carnival Corp.                                          12,000
       250   Travel Services
             International, Inc. <F1>                                 7,625
                                                                   --------
                                                                     19,625
                                                                   --------

             MEDIA - RADIO/TV                     5.02%
       250   Chancellor Media Corp. <F1>                             11,969
       150   Tele-Communications, Inc. Class A <F1>                   8,297
       200   Time Warner Inc.                                        12,412
       100   Viacom Inc. <F1>                                         7,356
                                                                   --------
                                                                     40,034
                                                                   --------

             MEDICAL - DRUGS/DIVERSIFIED          0.94%
       100   Warner-Lambert Co.                                       7,519
                                                                   --------

             MEDICAL - ETHICAL DRUGS              1.48%
        50   Pfizer Inc.                                              6,272
       100   Schering-Plough Corp.                                    5,525
                                                                   --------
                                                                     11,797
                                                                   --------

   Number
 of Shares                                                            Value
------------                                                      ------------

             MEDICAL - PRODUCTS                   1.38%
       100   Guidant Corp.                                          $11,025
                                                                   --------

             OIL & GAS PRODUCTION/PIPELINE        0.78%
       200   The Williams Companies, Inc.                             6,238
                                                                   --------

             RETAIL - MAIL ORDER/DIRECT           2.01%
        50   Amazon.com, Inc. <F1>                                   16,062
                                                                   --------

             TELECOMMUNICATIONS - EQUIPMENT       8.09%
       100   AirTouch Communications, Inc. <F1>                       7,212
       100   AT&T Corp.                                               7,525
     1,000   E-Tek Dynamics, Inc. <F1>                               26,750
       100   Lucent Technologies Inc.                                11,000
       100   Nokia Corp. ADR                                         12,044
                                                                   --------
                                                                     64,531
                                                                   --------

             TELECOMMUNICATIONS - SERVICES        6.46%
     1,000   Com21, Inc. <F1>                                        21,000
       150   Level 3 Communications, Inc.                             6,469
       100   MCI WorldCom, Inc. <F1>                                  7,175
       200   MediaOne Group Inc. <F1>                                 9,400
       150   Qwest Communications
             International Inc. <F1>                                  7,500
                                                                   --------
                                                                     51,544
                                                                   --------

             TRANSPORTATION - AIRLINES            0.65%
       100   Delta Air Lines, Inc.                                    5,200
                                                                   --------

             TOTAL COMMON AND
             PREFERRED STOCKS (cost $506,261)                       722,979
                                                                   --------

 Principal
   Amount
------------

             U.S. TREASURY NOTES                  6.27%
   $50,000   U.S. Treasury Notes,
             4.625%, 12/31/00                                        50,078
                                                                   --------

             Total U.S. Treasury Notes (cost $50,101)                50,078
                                                                   --------

 Principal
   Amount                                                             Value
------------                                                      ------------

             SHORT-TERM INVESTMENTS               8.91%
   $71,000   UMB Bank, n.a. repurchase
             agreement, 4.35%, dated
             12/31/98, repurchase price
             $71,034, maturing 1/04/99
             (collateralized by U.S.
             Treasury Notes, 5.875%, 2/28/99)                       $71,000
        42   UMB Bank, n.a., Money Market Fiduciary                      42
                                                                   --------

             TOTAL SHORT-TERM INVESTMENTS (cost $71,042)             71,042
                                                                   --------

             TOTAL INVESTMENTS (cost $627,404)  105.76%             844,099

             Liabilities less Other Assets      (5.76)%            (45,951)
                                                                   --------

             NET ASSETS                         100.00%            $798,148
                                                                   ========

<F1> Non-income producing
<F2> Preferred stock purchased in a private placement transaction; resale to public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.

 See notes to financial statements.



Van Wagoner Funds, Inc.
Statements of Assets and Liabilities
December 31, 1998


                                                    Capital
                                                  Appreciation         Growth
                                                      Fund              Fund
                                                  ------------      ------------

ASSETS:
  Investments, at value (cost $612,911
   and $627,404, respectively)                      $848,860         $844,099
  Receivable for investments sold                    127,460          143,306
  Receivable from investment adviser                   9,655            9,431
  Interest and dividends receivable                       18               57
  Prepaid expenses and other assets                        3              569
                                                    --------         --------

  Total Assets                                       985,996          997,462
                                                    --------         --------

LIABILITIES:
  Payable for investments purchased                   22,997           30,360
  Accrued investment advisory fee                        901              732
  Dividend payable                                    65,292          141,915
  Accrued expenses and other liabilities              26,198           26,307
                                                    --------         --------

  Total Liabilities                                  115,388          199,314
                                                    --------         --------

NET ASSETS                                          $870,608         $798,148
                                                    ========         ========

NET ASSETS CONSIST OF:
  Capital stock                                           $6               $6
  Paid-in-capital                                    676,904          630,978
  Accumulated distributions in excess of
     net realized gains                             (42,251)         (49,531)
  Net unrealized appreciation on investments         235,949          216,695
                                                    --------         --------

  Net Assets                                        $870,608         $798,148
                                                    ========         ========

CAPITAL STOCK, $0.0001 par value
  Authorized                                     100,000,000      100,000,000
  Issued and outstanding                              57,859           56,759

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)                            $15.05           $14.06
                                                    ========         ========


See notes to financial statements.


                            Van Wagoner Funds, Inc.
                            Statements of Operations
                          Year Ended December 31, 1998


                                                         Capital
                                                      Appreciation     Growth
                                                          Fund          Fund
                                                       ---------     ---------

INVESTMENT INCOME:
 Interest                                               $12,158       $11,972
 Dividends                                                  290         1,005
                                                       --------      --------

 Total Investment Income                                 12,448        12,977
                                                       --------      --------

EXPENSES:
 Fund accounting and administration fees                 61,667        61,667
 Professional fees                                       17,445        17,466
 Custody fees                                            13,525        13,792
 State registration fees                                 13,066        13,067
 Investment advisory fees                                 8,958         7,337
 Directors' fees and expenses                             3,247         3,247
 Printing and postage expenses                            2,846         2,840
 Miscellaneous                                            2,009         2,176
                                                       --------      --------

   Total expenses before waivers and reimbursements     122,763       121,592
      Less:  Waivers and reimbursements of expenses    (108,789)     (107,285)
                                                       --------      --------
Net Expenses                                              3,974        14,307
                                                       --------      --------

NET INVESTMENT LOSS                                      (1,526)       (1,330)
                                                       --------      --------

REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on investments                       272,542       296,829
 Net realized loss on options purchased                 (10,458)      (11,145)
 Change in unrealized appreciation on investments       172,140       134,119
                                                       --------      --------

 Net Gain on Investments                                434,224       419,803
                                                       --------      --------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                              $432,698      $418,473
                                                       ========      ========


See notes to financial statements.





                                                      Van Wagoner Funds, Inc.
                                                Statements of Changes in Net Assets



                                                                 Capital Appreciation Fund            Growth Fund
                                                               ----------------------------- -----------------------------

                                                                 Year Ended      Year Ended    Year Ended     Year Ended
                                                                Dec. 31, 1998  Dec. 31, 1997  Dec. 31, 1998  Dec. 31, 1997
                                                               --------------  ---------------------------- --------------
OPERATIONS:
  Net investment loss                                              $(1,526)      $(15,549)       $(1,330)      $(15,885)
  Net realized gain (loss) on investments                           272,542       (53,771)        296,829       (53,971)
  Net realized loss on options purchased                           (10,458)              -       (11,145)              -
  Change in unrealized appreciation on investments                  172,140         63,809        134,119         82,576
                                                                 ----------     ----------     ----------     ----------

  Net increase (decrease) in net assets
     resulting from operations                                      432,698        (5,511)        418,473         12,720
                                                                 ----------     ----------     ----------     ----------

DISTRIBUTIONS:
  Of net realized gains                                            (24,567)              -         (93,710)            -
  In excess of net realized gains                                  (40,725)      (168,197)       (48,205)      (122,118)
                                                                 ----------     ----------     ----------     ----------

  Total distributions                                               65,292)      (168,197)      (141,915)      (122,118)
                                                                 ----------     ----------     ----------     ----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                       25,000      1,309,860         25,000      1,309,860
  Proceeds from reinvestment of dividends                                 -         168,197             -        122,118
  Redemption of shares                                            (826,147)              -       (825,990)             -
                                                                 ----------     ----------     ----------     ----------

  Net increase (decrease) from share transactions                 (801,147)      1,478,057      (800,990)      1,431,978
                                                                 ----------     ----------     ----------     ----------


TOTAL INCREASE (DECREASE) IN NET ASSETS                           (433,741)      1,304,349      (524,432)      1,322,580


NET ASSETS:
  Beginning of period                                             1,304,349              -      1,322,580              -
                                                                 ----------     ----------     ----------     ----------

  End of period                                                    $870,608     $1,304,349       $798,148     $1,322,580
                                                                 ==========     ==========     ==========     ==========


TRANSACTIONS IN SHARES:
  Shares sold                                                         2,249        124,722          2,152        125,094
  Shares issued in reinvestment of dividends                              -         18,899              -         12,977
  Shares redeemed                                                  (88,011)              -         (83,464)            -
                                                                 ----------     ----------     ----------     ----------

  Net increase (decrease)                                          (85,762)        143,621       (81,312)        138,071
                                                                 ==========     ==========     ==========     ==========



See notes to financial statements.




                                                      Van Wagoner Funds, Inc.
                                                        Financial Highlights
                                        For a Fund share outstanding throughout the period.



                                                                Capital Appreciation Fund <F1>       Growth Fund <F1>
                                                                ------------------------------ ----------------------------

                                                                  Year Ended     Year Ended     Year Ended     Year Ended
                                                                 Dec. 31, 1998  Dec. 31, 1997  Dec. 31, 1998  Dec. 31, 1997
                                                                -------------- -------------- -------------- --------------

Net Asset Value, Beginning of Period                                  $9.08         $10.00          $9.58         $10.00


Income (Loss) from Investment Operations:
  Net investment loss                                                (0.03)         (0.11)         (0.02)         (0.12)
  Net realized and unrealized gains on investments                     7.13           0.54           7.00           0.68
                                                                 ----------     ----------     ----------     ----------

   Total from investment operations                                    7.10           0.43           6.98           0.56
                                                                 ----------     ----------     ----------     ----------

Distributions:
  Of net realized gains                                              (0.43)              -         (1.65)              -
  In excess of net realized gains                                    (0.70)         (1.35)         (0.85)         (0.98)
                                                                 ----------     ----------     ----------     ----------
  Total distributions                                                (1.13)         (1.35)         (2.50)         (0.98)
                                                                 ----------     ----------     ----------     ----------


Net Asset Value, End of Period                                       $15.05          $9.08         $14.06          $9.58
                                                                 ==========     ==========     ==========     ==========


Total Return                                                         78.18%          4.56%         72.86%          5.74%


Supplemental Data and Ratios:
  Net assets, end of period (000s)                                     $871         $1,304           $798         $1,323
  Ratio of expenses to average net assets, net of
waivers and reimbursements                                            1.95%          1.95%          1.95%          1.95%
  Ratio of net investment loss to average net assets,
net of waivers and reimbursements                                   (0.21)%        (1.36)%        (0.18)%        (1.40)%
  Ratio of expenses to average net assets, before
voluntary waivers and reimbursements                                  2.00%          2.00%          2.00%          2.00%
  Ratio of net investment loss to average net assets,
before voluntary waivers and reimbursements                         (0.26)%        (1.41)%        (0.23)%        (1.45)%
  Portfolio turnover rate                                             1263%           625%          1233%           593%



<F1> Commenced operations after the close of business on December 31, 1996


See notes to financial statements.




                            VAN WAGONER FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998



(1)  Organization
     ------------

     Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Capital Appreciation Fund and the Growth Fund (collectively, the "Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc. The majority shareholder of the Funds is an affiliate of the investment adviser.

(2)  Significant Accounting Policies
     -------------------------------

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") which permit management to make certain estimates and assumptions at the date of the financial statements.

     (a) Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser pursuant to guidelines established by the Board of Directors.

     (b) Repurchase Agreements - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Funds' custodian.


                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 1998



     (c) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

     (d) Federal Income Taxes - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     (e) Restricted Securities - The Funds own securities which are unregistered and thus restricted as to resale. These securities are valued at their fair value, which at December 31, 1998 is equal to cost. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. The Funds had restricted securities with an aggregate market value of $25,000 and $25,000, respectively, representing 2.9% and 3.1%, respectively, of the net assets of each of the Funds.

     (f) Options Contracts - The Funds purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

     (g) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations,



                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 1998


          which may differ from GAAP. Accordingly, at December 31, 1998, reclassifications were recorded to increase undistributed net investment income by $1,526 and $1,330; increase accumulated distributions in excess of net realized gains by $1,526 and $1,326; and decrease paid-in-capital by $0 and $4 for the Capital Appreciation and Growth Funds, respectively.

     (h) Other - Investment transactions are accounted for on the trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Advisory Agreement
     -----------------------------

     The Funds have an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated at the rate of 1.25% and 1.00% of the average daily net assets of the Capital Appreciation Fund and Growth Fund, respectively. The agreement also provides that the Adviser will limit expenses to no more than 2.00% of each Fund's average daily net assets. The Adviser has further agreed to voluntarily reduce fees and reimburse the Funds for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the expense limitation of 1.95% for each Fund until January 1, 2000. These waivers and reimbursements were $108,789 and $107,285 for the Capital Appreciation and Growth Funds, respectively.

(4)  Service and Distribution Plan
     -----------------------------

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets. No fees were paid under the Plan in 1998.



                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 1998



(5)  Investment Transactions
     -----------------------

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 1998 were as follows:

                                       Capital
                                     Appreciation         Growth
                                         Fund              Fund
                                    -------------     -------------
     Purchases                       $6,671,174        $6,715,609
     Sales                            7,537,650         7,599,582

     For the year ended December 31, 1998, there were no purchases or sales of long-term U.S. government securities.

     The cost of securities on a tax basis for the Capital Appreciation Fund and Growth Fund is $617,356 and $632,013, respectively. At December 31, 1998, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                       Capital
                                     Appreciation         Growth
                                         Fund              Fund
                                     ------------      ------------
     Unrealized appreciation           $239,365          $220,368
     (Unrealized depreciation)          (7,861)           (8,282)
                                       --------          --------
     Net unrealized appreciation
       on investments                  $231,504          $212,086
                                       ========          ========


                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholders of the Van Wagoner Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Van Wagoner Capital Appreciation Fund and the Van Wagoner Growth Fund (two of the portfolios constituting the Van Wagoner Funds, Inc., hereafter referred to as the "Funds") at December 31, 1998, and the results of each of their operations, changes in net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereinafter collectively referred to as the "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
January 29, 1999



NOTICE TO SHAREHOLDERS

Ernst & Young LLP has been retained as the Funds' independent accountants for the fiscal year ending December 31, 1999.